OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2016	$1,524	$(50)	$1,474
Additions	-	(32)	(32)

At December 31, 2016	1,524	(82)	1,442
Additions	-	55	-
Disposals	(315)	(31)	(346)

At December 31, 2017	1,209	(58)	1,151

Accumulated amortization:

At January 1, 2016	1,088	(84)	1,004
Amortization charge for the year	219	(26)	193

At December 31, 2016	1,307	(110)	1,197
Amortization charge for the year	120	40	160
Disposals	(346)	-	(346)

At December 31, 2017	1,081	(70)	1,011

Other assets, net:

At December 31, 2017	128	12	140

At December 31, 2016	$217	$28	$245

Schedule of Other Intangible Assets, Amortization Expenses	Estimated amortization expenses by years are as follows:
Year	Estimated depreciation expenses

2018	(8)
2019	(26)
2020	11
2021 and thereafter	163

$140